Intangible Assets (Details) - Schedule of growth rate assumptions	Dec. 31, 2021	Dec. 31, 2020
Geo [Member]
Intangible Assets (Details) - Schedule of growth rate assumptions [Line Items]
Growth rate assumptions
Leo [Member]
Intangible Assets (Details) - Schedule of growth rate assumptions [Line Items]
Growth rate assumptions	3.00%	3.00%